Vessels (Details) $ in Thousands	9 Months Ended
	Sep. 30, 2021 USD ($)
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	$ 1,476,436
Balance, end of period	1,478,675
Cost [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	2,121,455
Additions	68,163
Transferred from vessels upgrades	101,199
Retirement	(149,340)	[1]
Balance, end of period	2,141,478
Depreciation, Impairment and Amortization [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(645,020)
Depreciation and amortization	(95,213)
Retirement	77,430	[1]
Balance, end of period	(662,803)
Advances of Vessels and Vessel Upgrades [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	17,269
Balance, end of period	10,318
Advances of Vessels and Vessel Upgrades [Member] | Cost [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	17,269
Additions	94,247
Transferred to vessels	(101,199)
Balance, end of period	$ 10,318

[1]	Relates to the sale of DHT Lake, DHT Raven, and DHT Condor, completed depreciation of drydocking for DHT Amazon, DHT Bauhinia, DHT Europe, DHT Lion, DHT Peony, DHT Puma, DHT Redwood and DHT Tiger in addition to completed amortization of time charter contract for DHT China.